Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	VIRTUS INSIGHT TRUST
Central Index Key	0001003859
Amendment Flag	false
Document Creation Date	Apr 29, 2013
Document Effective Date	May 1, 2013
Prospectus Date	May 1, 2013

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
Virtus Emerging Markets Opportunities Fund
Investment Objective
The fund has an investment objective of providing capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 50 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 101 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees VIRTUS EMERGING MARKETS OPPORTUNITIES FUND	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	[1]	1.00%	[2]	none
[1]	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder's fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.
[2]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VIRTUS EMERGING MARKETS OPPORTUNITIES FUND		Class A	Class C	Class I
Management Fees		0.96%	0.96%	0.96%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Shareholder Servicing Fees		none	none	0.05%
Remainder of Other Expenses		0.35%	0.35%	0.35%
Total Other Expenses	[1]	0.35%	0.35%	0.40%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	1.57%	2.32%	1.37%
[1]	Restated to reflect current expenses.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example VIRTUS EMERGING MARKETS OPPORTUNITIES FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	726	1,042	1,381	2,335
Class C	335	724	1,240	2,656
Class I	139	434	750	1,646

Expense Example, No Redemption VIRTUS EMERGING MARKETS OPPORTUNITIES FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	726	1,042	1,381	2,335
Class C	235	724	1,240	2,656
Class I	139	434	750	1,646

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies
This fund offers investors exposure to emerging economies through well-established companies. The securities selected for inclusion in the fund are those that in the opinion of the subadviser are well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles.

Under normal circumstances, the fund invests at least 80% of its assets in equity securities or equity-linked instruments of issuers located in emerging markets countries; such issuers may be of any capitalization. Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. In determining "location" of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer's assets are exposed to the economic fortunes and risks of the designated country.
Principal Risks
The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:
  Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
  Equity-Linked Instruments Risk. The risk that, in addition to market risk and other risks of the referenced equity security, the fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the fund's investment.
  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods. Investments in small and medium-sized companies may be more volatile than investments in larger companies.
  Foreign Investing Risk. The risk that the prices of foreign securities in the fund's portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.
  Geographic Concentration Risk. The risk that events negatively affecting the geographic location where the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly.
  Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Best Quarter: Q2/2009: 26.74%	Worst Quarter: Q3/2008: -21.96%	Year-to-date (3/31/13): 1.55%

Average Annual Total Returns (for the periods ended 12/31/12)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns VIRTUS EMERGING MARKETS OPPORTUNITIES FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	19.88%	3.68%	17.65%
Class I Return After Taxes on Distributions	18.51%	3.08%	15.45%
Class I Return After Taxes on Distributions and Sale of Fund Shares	12.03%	2.90%	15.20%
Class A	12.75%	2.22%	16.69%
Class C	18.66%	2.69%		11.23%	Jun 26, 2006
Class C S&P 500�� Index (reflects no deduction for fees, expenses or taxes)				4.26%	Jun 26, 2006
Class C MSCI Emerging Markets Free Index (net) (reflects no deduction for fees, expenses or taxes)				9.00%	Jun 26, 2006
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
MSCI Emerging Markets Free Index (net) (reflects no deduction for fees, expenses or taxes)	18.22%	(0.92%)	16.52%

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The MSCI Emerging Markets Free Index (net) is a free float-adjusted market capitalization-weighted index that measures developed equity market performance in the global emerging markets. The indexes are calculated on a total return basis with net dividends reinvested. The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS INSIGHT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Emerging Markets Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of providing capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 50 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 101 of the fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	This fund offers investors exposure to emerging economies through well-established companies. The securities selected for inclusion in the fund are those that in the opinion of the subadviser are well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles.

		Under normal circumstances, the fund invests at least 80% of its assets in equity securities or equity-linked instruments of issuers located in emerging markets countries; such issuers may be of any capitalization. Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. In determining "location" of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer's assets are exposed to the economic fortunes and risks of the designated country.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:
  Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
  Equity-Linked Instruments Risk. The risk that, in addition to market risk and other risks of the referenced equity security, the fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the fund's investment.
  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods. Investments in small and medium-sized companies may be more volatile than investments in larger companies.
  Foreign Investing Risk. The risk that the prices of foreign securities in the fund's portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.
  Geographic Concentration Risk. The risk that events negatively affecting the geographic location where the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly.
  Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

		The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class I Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: Q2/2009: 26.74%	Worst Quarter: Q3/2008: -21.96%	Year-to-date (3/31/13): 1.55%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/12)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The MSCI Emerging Markets Free Index (net) is a free float-adjusted market capitalization-weighted index that measures developed equity market performance in the global emerging markets. The indexes are calculated on a total return basis with net dividends reinvested. The indexes are unmanaged and not available for direct investment.

		After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.96%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.35%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%	[3]
1 Year	rr_ExpenseExampleYear01	726
3 Years	rr_ExpenseExampleYear03	1,042
5 Years	rr_ExpenseExampleYear05	1,381
10 Years	rr_ExpenseExampleYear10	2,335
1 Year	rr_ExpenseExampleNoRedemptionYear01	726
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,042
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,381
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,335
1 Year	rr_AverageAnnualReturnYear01	12.75%
5 Years	rr_AverageAnnualReturnYear05	2.22%
10 Years	rr_AverageAnnualReturnYear10	16.69%
Since Inception	rr_AverageAnnualReturnSinceInception
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.96%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.35%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%	[3]
1 Year	rr_ExpenseExampleYear01	335
3 Years	rr_ExpenseExampleYear03	724
5 Years	rr_ExpenseExampleYear05	1,240
10 Years	rr_ExpenseExampleYear10	2,656
1 Year	rr_ExpenseExampleNoRedemptionYear01	235
3 Years	rr_ExpenseExampleNoRedemptionYear03	724
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,240
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,656
1 Year	rr_AverageAnnualReturnYear01	18.66%
5 Years	rr_AverageAnnualReturnYear05	2.69%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.96%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.35%
Total Other Expenses	rr_OtherExpensesOverAssets	0.40%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[3]
1 Year	rr_ExpenseExampleYear01	139
3 Years	rr_ExpenseExampleYear03	434
5 Years	rr_ExpenseExampleYear05	750
10 Years	rr_ExpenseExampleYear10	1,646
1 Year	rr_ExpenseExampleNoRedemptionYear01	139
3 Years	rr_ExpenseExampleNoRedemptionYear03	434
5 Years	rr_ExpenseExampleNoRedemptionYear05	750
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,646
2003	rr_AnnualReturn2003	51.11%
2004	rr_AnnualReturn2004	20.04%
2005	rr_AnnualReturn2005	31.23%
2006	rr_AnnualReturn2006	29.60%
2007	rr_AnnualReturn2007	37.39%
2008	rr_AnnualReturn2008	(45.90%)
2009	rr_AnnualReturn2009	48.52%
2010	rr_AnnualReturn2010	28.15%
2011	rr_AnnualReturn2011	(2.92%)
2012	rr_AnnualReturn2012	19.88%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.96%)
1 Year	rr_AverageAnnualReturnYear01	19.88%
5 Years	rr_AverageAnnualReturnYear05	3.68%
10 Years	rr_AverageAnnualReturnYear10	17.65%
Since Inception	rr_AverageAnnualReturnSinceInception
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.51%
5 Years	rr_AverageAnnualReturnYear05	3.08%
10 Years	rr_AverageAnnualReturnYear10	15.45%
Since Inception	rr_AverageAnnualReturnSinceInception
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.03%
5 Years	rr_AverageAnnualReturnYear05	2.90%
10 Years	rr_AverageAnnualReturnYear10	15.20%
Since Inception	rr_AverageAnnualReturnSinceInception
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND | S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND | S&P 500�� Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND | MSCI Emerging Markets Free Index (net) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.22%
5 Years	rr_AverageAnnualReturnYear05	(0.92%)
10 Years	rr_AverageAnnualReturnYear10	16.52%
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND | MSCI Emerging Markets Free Index (net) (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	9.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006

[1]	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder's fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.
[2]	Restated to reflect current expenses.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[4]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

VIRTUS HIGH YIELD INCOME FUND
Virtus High Yield Income Fund
Investment Objective
The fund has an investment objective of providing a high level of total return through a combination of income and capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 50 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 101 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees VIRTUS HIGH YIELD INCOME FUND	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%		none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	0.50%	[1]	1.00%	[2]	none
[1]	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder's fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.
[2]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VIRTUS HIGH YIELD INCOME FUND		Class A	Class C	Class I
Management Fees		0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Shareholder Servicing Fees		none	none	0.05%
Remainder of Other Expenses		0.33%	0.33%	0.33%
Total Other Expenses	[1]	0.33%	0.33%	0.38%
Total Annual Fund Operating Expenses		1.03%	1.78%	0.83%
[1]	Restated to reflect current expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example VIRTUS HIGH YIELD INCOME FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	476	691	922	1,587
Class C	281	560	964	2,095
Class I	85	265	460	1,025

Expense Example, No Redemption VIRTUS HIGH YIELD INCOME FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	476	691	922	1,587
Class C	181	560	964	2,095
Class I	85	265	460	1,025

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies
The fund will seek to achieve its investment objective by investing in a diversified pool of fixed income securities, primarily within the U.S. non-investment grade bond market. The fund aims to generate excess returns by balancing risk and reward through rigorous asset selection and continual monitoring of portfolio positions. The fund seeks to provide investors with current income, relatively low volatility and capital preservation over time.

Under normal circumstances, the fund invests at least 80% of its assets in a diversified portfolio of domestic and foreign high-yield, high-risk fixed income securities. The subadviser generally maintains the duration of the fund in line with that of its style benchmark, the BofA Merrill Lynch U.S. High Yield Master II Constrained Index.
Principal Risks
The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:
  Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations.
  Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.
  Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.
  High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.
  Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.
  Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.
  Long-Term Maturities/Durations Risk. The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.
  Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
  U.S. Government Securities Risk. The risk that the U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Best Quarter: Q2/2009: 11.28%	Worst Quarter: Q4/2008: -13.71%	Year-to-date (3/31/13): 2.60%

Average Annual Total Returns (for the periods ended 12/31/12)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns VIRTUS HIGH YIELD INCOME FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	12.59%	6.55%	7.25%
Class I Return After Taxes on Distributions	5.28%	2.87%	4.06%
Class I Return After Taxes on Distributions and Sale of Fund Shares	3.43%	2.97%	4.11%
Class A	7.97%	5.51%		5.73%	May 14, 2004
Class A Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)				5.64%	May 14, 2004
Class A High Yield Income Linked Benchmark (reflects no deduction for fees, expenses or taxes)				9.24%	May 14, 2004
Class C	11.37%	5.49%		5.54%	Jun 26, 2006
Class C Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)				6.52%	Jun 26, 2006
Class C High Yield Income Linked Benchmark (reflects no deduction for fees, expenses or taxes)				9.56%	Jun 26, 2006
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.22%	5.95%	5.18%
High Yield Income Linked Benchmark (reflects no deduction for fees, expenses or taxes)	15.55%	10.27%	10.51%

The Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The High Yield Income Linked Benchmark consists of the BofA Merrill Lynch U.S. High Yield Master II Constrained Index, a capitalization-weighted index which measures the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Total index allocation to an individual issuer is limited to 2%. Performance of the High Yield Income Linked Benchmark prior to 5/18/2010 is that of the Barclays U.S. High Yield 2% Issuer Capped Bond Index. The indexes are calculated on a total return basis. The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS INSIGHT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
VIRTUS HIGH YIELD INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus High Yield Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of providing a high level of total return through a combination of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 50 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 101 of the fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will seek to achieve its investment objective by investing in a diversified pool of fixed income securities, primarily within the U.S. non-investment grade bond market. The fund aims to generate excess returns by balancing risk and reward through rigorous asset selection and continual monitoring of portfolio positions. The fund seeks to provide investors with current income, relatively low volatility and capital preservation over time.

		Under normal circumstances, the fund invests at least 80% of its assets in a diversified portfolio of domestic and foreign high-yield, high-risk fixed income securities. The subadviser generally maintains the duration of the fund in line with that of its style benchmark, the BofA Merrill Lynch U.S. High Yield Master II Constrained Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:
  Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations.
  Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.
  Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.
  High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.
  Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.
  Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.
  Long-Term Maturities/Durations Risk. The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.
  Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
  U.S. Government Securities Risk. The risk that the U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

		The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class I Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: Q2/2009: 11.28%	Worst Quarter: Q4/2008: -13.71%	Year-to-date (3/31/13): 2.60%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/12)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The High Yield Income Linked Benchmark consists of the BofA Merrill Lynch U.S. High Yield Master II Constrained Index, a capitalization-weighted index which measures the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Total index allocation to an individual issuer is limited to 2%. Performance of the High Yield Income Linked Benchmark prior to 5/18/2010 is that of the Barclays U.S. High Yield 2% Issuer Capped Bond Index. The indexes are calculated on a total return basis. The indexes are unmanaged and not available for direct investment.

		After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
VIRTUS HIGH YIELD INCOME FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	0.50%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.33%
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
1 Year	rr_ExpenseExampleYear01	476
3 Years	rr_ExpenseExampleYear03	691
5 Years	rr_ExpenseExampleYear05	922
10 Years	rr_ExpenseExampleYear10	1,587
1 Year	rr_ExpenseExampleNoRedemptionYear01	476
3 Years	rr_ExpenseExampleNoRedemptionYear03	691
5 Years	rr_ExpenseExampleNoRedemptionYear05	922
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,587
1 Year	rr_AverageAnnualReturnYear01	7.97%
5 Years	rr_AverageAnnualReturnYear05	5.51%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2004
VIRTUS HIGH YIELD INCOME FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.33%
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
1 Year	rr_ExpenseExampleYear01	281
3 Years	rr_ExpenseExampleYear03	560
5 Years	rr_ExpenseExampleYear05	964
10 Years	rr_ExpenseExampleYear10	2,095
1 Year	rr_ExpenseExampleNoRedemptionYear01	181
3 Years	rr_ExpenseExampleNoRedemptionYear03	560
5 Years	rr_ExpenseExampleNoRedemptionYear05	964
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,095
1 Year	rr_AverageAnnualReturnYear01	11.37%
5 Years	rr_AverageAnnualReturnYear05	5.49%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS HIGH YIELD INCOME FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.33%
Total Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	460
10 Years	rr_ExpenseExampleYear10	1,025
1 Year	rr_ExpenseExampleNoRedemptionYear01	85
3 Years	rr_ExpenseExampleNoRedemptionYear03	265
5 Years	rr_ExpenseExampleNoRedemptionYear05	460
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,025
2003	rr_AnnualReturn2003	18.14%
2004	rr_AnnualReturn2004	10.65%
2005	rr_AnnualReturn2005	1.94%
2006	rr_AnnualReturn2006	7.31%
2007	rr_AnnualReturn2007	2.52%
2008	rr_AnnualReturn2008	(22.44%)
2009	rr_AnnualReturn2009	31.67%
2010	rr_AnnualReturn2010	13.24%
2011	rr_AnnualReturn2011	5.47%
2012	rr_AnnualReturn2012	12.59%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.71%)
1 Year	rr_AverageAnnualReturnYear01	12.59%
5 Years	rr_AverageAnnualReturnYear05	6.55%
10 Years	rr_AverageAnnualReturnYear10	7.25%
Since Inception	rr_AverageAnnualReturnSinceInception
VIRTUS HIGH YIELD INCOME FUND | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.28%
5 Years	rr_AverageAnnualReturnYear05	2.87%
10 Years	rr_AverageAnnualReturnYear10	4.06%
Since Inception	rr_AverageAnnualReturnSinceInception
VIRTUS HIGH YIELD INCOME FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.43%
5 Years	rr_AverageAnnualReturnYear05	2.97%
10 Years	rr_AverageAnnualReturnYear10	4.11%
Since Inception	rr_AverageAnnualReturnSinceInception
VIRTUS HIGH YIELD INCOME FUND | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
VIRTUS HIGH YIELD INCOME FUND | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2004
VIRTUS HIGH YIELD INCOME FUND | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS HIGH YIELD INCOME FUND | High Yield Income Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.55%
5 Years	rr_AverageAnnualReturnYear05	10.27%
10 Years	rr_AverageAnnualReturnYear10	10.51%
VIRTUS HIGH YIELD INCOME FUND | High Yield Income Linked Benchmark (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	9.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2004
VIRTUS HIGH YIELD INCOME FUND | High Yield Income Linked Benchmark (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	9.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006

[1]	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder's fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.
[2]	Restated to reflect current expenses.
[3]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND
Virtus Insight Government Money Market Fund
Investment Objective
The fund has an investment objective of providing as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND		Class A	Class I
Management Fees		0.10%	0.10%
Distribution and Shareholder Servicing (12b-1) Fees		0.10%	none
Shareholder Servicing Fees		0.25%	0.05%
Remainder of Other Expenses		0.07%	0.07%
Total Other Expenses	[1]	0.32%	0.12%
Total Annual Fund Operating Expenses		0.52%	0.22%
[1]	Restated to reflect current expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	53	167	291	653
Class I	23	71	124	280

Expense Example, No Redemption VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	53	167	291	653
Class I	23	71	124	280

Investments, Risks and Performance Principal Investment Strategies
With an emphasis on preservation of capital and liquidity, this fund seeks to generate high current income by investing in high-quality short-term money market instruments that, in the opinion of the fund's subadviser, present minimal credit risks. The fund normally invests at least 80% of its assets in government money market securities.
Principal Risks
The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The principal risks of investing in the fund are:
  Counterparty Risk. The risk that a party upon whom the fund relies to consummate a transaction will default.
  Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.
  Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.
  Principal Stability Risk. The risk that the fund may not be able to maintain a stable net asset value of $1.00.
  U.S. Government Securities Risk. The risk that the U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class I Shares

Best Quarter: Q2/2007: 1.28%	Worst Quarter: Q2/2011: 0.00%	Year-to-date (3/31/13): 0.00%

Average Annual Total Returns (for the periods ended 12/31/12)
Average Annual Total Returns VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND	1 Year	5 Years	10 Years
Class I	0.01%	0.52%	1.78%
Class A	0.01%	0.40%	1.56%

As of December 31, 2012, the fund’s 7-day yield for Class A Shares was 0.01% and for Class I Shares was 0.01%. For current yield information, call 800-243-1574.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS INSIGHT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Insight Government Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of providing as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	With an emphasis on preservation of capital and liquidity, this fund seeks to generate high current income by investing in high-quality short-term money market instruments that, in the opinion of the fund's subadviser, present minimal credit risks. The fund normally invests at least 80% of its assets in government money market securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The principal risks of investing in the fund are:
  Counterparty Risk. The risk that a party upon whom the fund relies to consummate a transaction will default.
  Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.
  Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.
  Principal Stability Risk. The risk that the fund may not be able to maintain a stable net asset value of $1.00.
  U.S. Government Securities Risk. The risk that the U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

		The bar chart shows changes in the fund’s performance from year to year over a 10-year period. Updated performance information is available at virtus.com or by calling 800-243-1574.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year over a 10-year period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: Q2/2007: 1.28%	Worst Quarter: Q2/2011: 0.00%	Year-to-date (3/31/13): 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/12)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	As of December 31, 2012, the fund’s 7-day yield for Class A Shares was 0.01% and for Class I Shares was 0.01%. For current yield information, call 800-243-1574.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	As of December 31, 2012, the fund’s 7-day yield for Class A Shares was 0.01% and for Class I Shares was 0.01%. For current yield information, call 800-243-1574.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-243-1574
VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
1 Year	rr_ExpenseExampleYear01	53
3 Years	rr_ExpenseExampleYear03	167
5 Years	rr_ExpenseExampleYear05	291
10 Years	rr_ExpenseExampleYear10	653
1 Year	rr_ExpenseExampleNoRedemptionYear01	53
3 Years	rr_ExpenseExampleNoRedemptionYear03	167
5 Years	rr_ExpenseExampleNoRedemptionYear05	291
10 Years	rr_ExpenseExampleNoRedemptionYear10	653
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.40%
10 Years	rr_AverageAnnualReturnYear10	1.56%
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Total Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.22%
1 Year	rr_ExpenseExampleYear01	23
3 Years	rr_ExpenseExampleYear03	71
5 Years	rr_ExpenseExampleYear05	124
10 Years	rr_ExpenseExampleYear10	280
1 Year	rr_ExpenseExampleNoRedemptionYear01	23
3 Years	rr_ExpenseExampleNoRedemptionYear03	71
5 Years	rr_ExpenseExampleNoRedemptionYear05	124
10 Years	rr_ExpenseExampleNoRedemptionYear10	280
2003	rr_AnnualReturn2003	1.02%
2004	rr_AnnualReturn2004	1.23%
2005	rr_AnnualReturn2005	3.06%
2006	rr_AnnualReturn2006	4.92%
2007	rr_AnnualReturn2007	5.07%
2008	rr_AnnualReturn2008	2.25%
2009	rr_AnnualReturn2009	0.30%
2010	rr_AnnualReturn2010	0.06%
2011	rr_AnnualReturn2011	0.01%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.52%
10 Years	rr_AverageAnnualReturnYear10	1.78%
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%

[1]	Restated to reflect current expenses.

VIRTUS INSIGHT MONEY MARKET FUND
Virtus Insight Money Market Fund
Investment Objective
The fund has an investment objective of providing as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees VIRTUS INSIGHT MONEY MARKET FUND	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VIRTUS INSIGHT MONEY MARKET FUND		Class A	Class I
Management Fees		0.11%	0.11%
Distribution and Shareholder Servicing (12b-1) Fees		0.10%	none
Shareholder Servicing Fees		0.25%	0.05%
Remainder of Other Expenses		0.10%	0.10%
Total Other Expenses	[1]	0.35%	0.15%
Total Annual Fund Operating Expenses		0.56%	0.26%
[1]	Restated to reflect current expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example VIRTUS INSIGHT MONEY MARKET FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	57	179	313	701
Class I	27	84	146	331

Expense Example, No Redemption VIRTUS INSIGHT MONEY MARKET FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	57	179	313	701
Class I	27	84	146	331

Investments, Risks and Performance Principal Investment Strategies
The fund invests only in high-quality short-term money market instruments that, in the opinion of the fund’s subadviser, present minimal credit risks. The fund invests in a broad range of short-term money market instruments, including U.S. Government securities, repurchase agreements, as well as bank and commercial obligations. Commercial paper purchases by the fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.
Principal Risks
The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The principal risks of investing in the fund are:
  Counterparty Risk. The risk that a party upon whom the fund relies to consummate a transaction will default.
  Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.
  Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.
  Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.
  Principal Stability Risk. The risk that the fund may not be able to maintain a stable net asset value of $1.00.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class I Shares

Best Quarter: Q3/2007: 1.34%	Worst Quarter: Q3/2012: 0.00%	Year-to-date (3/31/13): 0.00%

Average Annual Total Returns (for the periods ended 12/31/12)
Average Annual Total Returns VIRTUS INSIGHT MONEY MARKET FUND	1 Year	5 Years	10 Years
Class I	0.03%	0.73%	1.94%
Class A	0.01%	0.56%	1.70%

As of December 31, 2012, the fund’s 7-day yield for Class A Shares was 0.01% and for Class I Shares was 0. 18%. For current yield information, call 800-243-1574.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS INSIGHT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
VIRTUS INSIGHT MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Insight Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of providing as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund invests only in high-quality short-term money market instruments that, in the opinion of the fund’s subadviser, present minimal credit risks. The fund invests in a broad range of short-term money market instruments, including U.S. Government securities, repurchase agreements, as well as bank and commercial obligations. Commercial paper purchases by the fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The principal risks of investing in the fund are:
  Counterparty Risk. The risk that a party upon whom the fund relies to consummate a transaction will default.
  Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.
  Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.
  Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.
  Principal Stability Risk. The risk that the fund may not be able to maintain a stable net asset value of $1.00.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

		The bar chart shows changes in the fund’s performance from year to year over a 10-year period. Updated performance information is available at virtus.com or by calling 800-243-1574.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year over a 10-year period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: Q3/2007: 1.34%	Worst Quarter: Q3/2012: 0.00%	Year-to-date (3/31/13): 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/12)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	As of December 31, 2012, the fund’s 7-day yield for Class A Shares was 0.01% and for Class I Shares was 0. 18%. For current yield information, call 800-243-1574.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	As of December 31, 2012, the fund’s 7-day yield for Class A Shares was 0.01% and for Class I Shares was 0. 18%. For current yield information, call 800-243-1574.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-243-1574
VIRTUS INSIGHT MONEY MARKET FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.11%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
1 Year	rr_ExpenseExampleYear01	57
3 Years	rr_ExpenseExampleYear03	179
5 Years	rr_ExpenseExampleYear05	313
10 Years	rr_ExpenseExampleYear10	701
1 Year	rr_ExpenseExampleNoRedemptionYear01	57
3 Years	rr_ExpenseExampleNoRedemptionYear03	179
5 Years	rr_ExpenseExampleNoRedemptionYear05	313
10 Years	rr_ExpenseExampleNoRedemptionYear10	701
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.56%
10 Years	rr_AverageAnnualReturnYear10	1.70%
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
VIRTUS INSIGHT MONEY MARKET FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.11%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.26%
1 Year	rr_ExpenseExampleYear01	27
3 Years	rr_ExpenseExampleYear03	84
5 Years	rr_ExpenseExampleYear05	146
10 Years	rr_ExpenseExampleYear10	331
1 Year	rr_ExpenseExampleNoRedemptionYear01	27
3 Years	rr_ExpenseExampleNoRedemptionYear03	84
5 Years	rr_ExpenseExampleNoRedemptionYear05	146
10 Years	rr_ExpenseExampleNoRedemptionYear10	331
2003	rr_AnnualReturn2003	1.10%
2004	rr_AnnualReturn2004	1.29%
2005	rr_AnnualReturn2005	3.15%
2006	rr_AnnualReturn2006	5.04%
2007	rr_AnnualReturn2007	5.28%
2008	rr_AnnualReturn2008	2.82%
2009	rr_AnnualReturn2009	0.62%
2010	rr_AnnualReturn2010	0.15%
2011	rr_AnnualReturn2011	0.06%
2012	rr_AnnualReturn2012	0.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	0.73%
10 Years	rr_AverageAnnualReturnYear10	1.94%
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.18%

[1]	Restated to reflect current expenses.

VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
Virtus Insight Tax-Exempt Money Market Fund
Investment Objective
The fund has an investment objective of providing as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND		Class A	Class I
Management Fees		0.12%	0.12%
Distribution and Shareholder Servicing (12b-1) Fees		0.10%	none
Shareholder Servicing Fees		0.25%	0.05%
Remainder of Other Expenses		0.09%	0.09%
Total Other Expenses	[1]	0.34%	0.14%
Total Annual Fund Operating Expenses		0.56%	0.26%
[1]	Restated to reflect current expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	57	179	313	701
Class I	27	84	146	331

Expense Example, No Redemption VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	57	179	313	701
Class I	27	84	146	331

Investments, Risks and Performance Principal Investment Strategies
The fund normally invests primarily in U.S. dollar-denominated municipal securities. Under normal circumstances, the fund invests at least 80% of its assets in high-quality short-term money market instruments that generate income that is generally exempt from federal income tax and not subject to the alternative minimum tax.
Principal Risks
The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The principal risks of investing in the fund are:
  Counterparty Risk. The risk that a party upon whom the fund relies to consummate a transaction will default.
  Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.
  Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.
  Municipal Bond Market Risk. The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the value of the fund's shares to decrease, perhaps significantly.
  Principal Stability Risk. The risk that the fund may not be able to maintain a stable net asset value of $1.00.
  Tax-Exempt Securities Risk. The risk that tax-exempt securities may not provide a higher after-tax return than taxable securities.
  Tax Liability Risk. The risk that noncompliant conduct by a municipal bond issuer, or certain adverse interpretations or actions by a government or tax authority, could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class I Shares

Best Quarter: Q2/2006: 0.93%	Worst Quarter: Q3/2012: 0.00%	Year-to-date (3/31/13): 0.00%

Average Annual Total Returns (for the periods ended 12/31/12)
Average Annual Total Returns VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND	1 Year	5 Years	10 Years
Class I	0.01%	0.53%	1.37%
Class A	0.01%	0.39%	1.13%

As of December 31, 2012, the fund’s 7-day yield for Class A Shares was 0.01% and for Class I Shares was 0.01%. For current yield information, call 800-243-1574.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS INSIGHT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Insight Tax-Exempt Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of providing as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund normally invests primarily in U.S. dollar-denominated municipal securities. Under normal circumstances, the fund invests at least 80% of its assets in high-quality short-term money market instruments that generate income that is generally exempt from federal income tax and not subject to the alternative minimum tax.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The principal risks of investing in the fund are:
  Counterparty Risk. The risk that a party upon whom the fund relies to consummate a transaction will default.
  Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.
  Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.
  Municipal Bond Market Risk. The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the value of the fund's shares to decrease, perhaps significantly.
  Principal Stability Risk. The risk that the fund may not be able to maintain a stable net asset value of $1.00.
  Tax-Exempt Securities Risk. The risk that tax-exempt securities may not provide a higher after-tax return than taxable securities.
  Tax Liability Risk. The risk that noncompliant conduct by a municipal bond issuer, or certain adverse interpretations or actions by a government or tax authority, could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

		The bar chart shows changes in the fund’s performance from year to year over a 10-year period. Updated performance information is available at virtus.com or by calling 800-243-1574.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year over a 10-year period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: Q2/2006: 0.93%	Worst Quarter: Q3/2012: 0.00%	Year-to-date (3/31/13): 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/12)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	As of December 31, 2012, the fund’s 7-day yield for Class A Shares was 0.01% and for Class I Shares was 0.01%. For current yield information, call 800-243-1574.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	As of December 31, 2012, the fund’s 7-day yield for Class A Shares was 0.01% and for Class I Shares was 0.01%. For current yield information, call 800-243-1574.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-243-1574
VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.34%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
1 Year	rr_ExpenseExampleYear01	57
3 Years	rr_ExpenseExampleYear03	179
5 Years	rr_ExpenseExampleYear05	313
10 Years	rr_ExpenseExampleYear10	701
1 Year	rr_ExpenseExampleNoRedemptionYear01	57
3 Years	rr_ExpenseExampleNoRedemptionYear03	179
5 Years	rr_ExpenseExampleNoRedemptionYear05	313
10 Years	rr_ExpenseExampleNoRedemptionYear10	701
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.39%
10 Years	rr_AverageAnnualReturnYear10	1.13%
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.14%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.26%
1 Year	rr_ExpenseExampleYear01	27
3 Years	rr_ExpenseExampleYear03	84
5 Years	rr_ExpenseExampleYear05	146
10 Years	rr_ExpenseExampleYear10	331
1 Year	rr_ExpenseExampleNoRedemptionYear01	27
3 Years	rr_ExpenseExampleNoRedemptionYear03	84
5 Years	rr_ExpenseExampleNoRedemptionYear05	146
10 Years	rr_ExpenseExampleNoRedemptionYear10	331
2003	rr_AnnualReturn2003	0.90%
2004	rr_AnnualReturn2004	1.01%
2005	rr_AnnualReturn2005	2.23%
2006	rr_AnnualReturn2006	3.41%
2007	rr_AnnualReturn2007	3.52%
2008	rr_AnnualReturn2008	2.22%
2009	rr_AnnualReturn2009	0.36%
2010	rr_AnnualReturn2010	0.09%
2011	rr_AnnualReturn2011	0.01%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.53%
10 Years	rr_AverageAnnualReturnYear10	1.37%
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%

[1]	Restated to reflect current expenses.

VIRTUS LOW DURATION INCOME FUND
Virtus Low Duration Income Fund (formerly Virtus Short/Intermediate Bond Fund)
Investment Objective
The fund’s investment objective is to provide a high level of total return, including a competitive level of current income, while limiting fluctuations in net asset value due to changes in interest rates.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 50 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 101 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees VIRTUS LOW DURATION INCOME FUND	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.25%		none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	0.50%	[1]	1.00%	[2]	none
[1]	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder's fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.
[2]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VIRTUS LOW DURATION INCOME FUND		Class A	Class C	Class I
Management Fees		0.55%	0.55%	0.55%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Shareholder Servicing Fees		none	none	0.05%
Remainder of Other Expenses		0.36%	0.36%	0.36%
Total Other Expenses	[1]	0.36%	0.36%	0.41%
Total Annual Fund Operating Expenses		1.16%	1.91%	0.96%
[1]	Restated to reflect current expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example VIRTUS LOW DURATION INCOME FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	341	585	849	1,602
Class C	294	600	1,032	2,233
Class I	98	306	531	1,178

Expense Example, No Redemption VIRTUS LOW DURATION INCOME FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	341	585	849	1,602
Class C	194	600	1,032	2,233
Class I	98	306	531	1,178

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 87% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies
The fund seeks current income with an emphasis on maintaining low volatility and overall short duration (within a range of 1-3 years) by investing primarily in higher quality, more liquid securities across 14 fixed income sectors. The fund seeks to achieve its objective by applying a time-tested approach of active sector rotation, extensive credit research and disciplined risk management designed to capitalize on opportunities across undervalued areas of the fixed income markets.

Under normal circumstances, the fund invests at least 80% of its assets in fixed income debt obligations of various types of issuers, to include some or all of the following:
  Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations (CMOs), real estate mortgage investment conduits (REMICs), and other pass-through securities;
  Debt securities issued by foreign issuers, including foreign governments and their political subdivisions;
  Investment-grade securities (primarily of U.S. issuers, secondarily of non-U.S. issuers), which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization; and
  High-yield debt instruments, including bank loans (which are generally floating-rate).
The fund may invest in all or some of these sectors.
Principal Risks
The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:
  Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations.
  Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.
  Emerging Market Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
  Foreign Investing Risk. The risk that the prices of foreign securities in the fund's portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.
  High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund's portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.
  Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.
  Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.
  Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
  Mortgage-Backed and Asset-Backed Securities Risk. The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the fund invests, or that an impairment of the value of collateral underlying such securities will cause the value of the securities to decrease.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Best Quarter: Q2/2009: 5.42%	Worst Quarter: Q3/2008: -3.18%	Year-to-date (3/31/13): 0.51%

Average Annual Total Returns (for the periods ended 12/31/12)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns VIRTUS LOW DURATION INCOME FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	6.40%	5.44%	4.44%
Class I Return After Taxes on Distributions	3.98%	3.82%	2.90%
Class I Return After Taxes on Distributions and Sale of Fund Shares	2.59%	3.57%	2.81%
Class A	3.75%	4.70%	3.94%
Class C	5.44%	4.41%		4.54%	Jun 26, 2006
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.22%	5.95%	5.18%	6.52%	Jun 26, 2006
Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	3.89%	5.18%	4.62%	5.84%	Jun 26, 2006

The Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The Barclays U.S. Intermediate Government/Credit Bond Index measures U.S. investment grade government and corporate debt securities with an average maturity of four to five years. The indexes are calculated on a total return basis. The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS INSIGHT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
VIRTUS LOW DURATION INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Low Duration Income Fund (formerly Virtus Short/Intermediate Bond Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund’s investment objective is to provide a high level of total return, including a competitive level of current income, while limiting fluctuations in net asset value due to changes in interest rates.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 50 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 101 of the fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 87% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund seeks current income with an emphasis on maintaining low volatility and overall short duration (within a range of 1-3 years) by investing primarily in higher quality, more liquid securities across 14 fixed income sectors. The fund seeks to achieve its objective by applying a time-tested approach of active sector rotation, extensive credit research and disciplined risk management designed to capitalize on opportunities across undervalued areas of the fixed income markets.

Under normal circumstances, the fund invests at least 80% of its assets in fixed income debt obligations of various types of issuers, to include some or all of the following:
  Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations (CMOs), real estate mortgage investment conduits (REMICs), and other pass-through securities;
  Debt securities issued by foreign issuers, including foreign governments and their political subdivisions;
  Investment-grade securities (primarily of U.S. issuers, secondarily of non-U.S. issuers), which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization; and
  High-yield debt instruments, including bank loans (which are generally floating-rate).
		The fund may invest in all or some of these sectors.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:
  Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations.
  Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.
  Emerging Market Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
  Foreign Investing Risk. The risk that the prices of foreign securities in the fund's portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.
  High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund's portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.
  Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.
  Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.
  Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
  Mortgage-Backed and Asset-Backed Securities Risk. The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the fund invests, or that an impairment of the value of collateral underlying such securities will cause the value of the securities to decrease.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

		The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class I Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: Q2/2009: 5.42%	Worst Quarter: Q3/2008: -3.18%	Year-to-date (3/31/13): 0.51%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/12)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The Barclays U.S. Intermediate Government/Credit Bond Index measures U.S. investment grade government and corporate debt securities with an average maturity of four to five years. The indexes are calculated on a total return basis. The indexes are unmanaged and not available for direct investment.

		After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
VIRTUS LOW DURATION INCOME FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	0.50%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.36%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
1 Year	rr_ExpenseExampleYear01	341
3 Years	rr_ExpenseExampleYear03	585
5 Years	rr_ExpenseExampleYear05	849
10 Years	rr_ExpenseExampleYear10	1,602
1 Year	rr_ExpenseExampleNoRedemptionYear01	341
3 Years	rr_ExpenseExampleNoRedemptionYear03	585
5 Years	rr_ExpenseExampleNoRedemptionYear05	849
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,602
1 Year	rr_AverageAnnualReturnYear01	3.75%
5 Years	rr_AverageAnnualReturnYear05	4.70%
10 Years	rr_AverageAnnualReturnYear10	3.94%
Since Inception	rr_AverageAnnualReturnSinceInception
VIRTUS LOW DURATION INCOME FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.36%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
1 Year	rr_ExpenseExampleYear01	294
3 Years	rr_ExpenseExampleYear03	600
5 Years	rr_ExpenseExampleYear05	1,032
10 Years	rr_ExpenseExampleYear10	2,233
1 Year	rr_ExpenseExampleNoRedemptionYear01	194
3 Years	rr_ExpenseExampleNoRedemptionYear03	600
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,032
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,233
1 Year	rr_AverageAnnualReturnYear01	5.44%
5 Years	rr_AverageAnnualReturnYear05	4.41%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS LOW DURATION INCOME FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.36%
Total Other Expenses	rr_OtherExpensesOverAssets	0.41%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	306
5 Years	rr_ExpenseExampleYear05	531
10 Years	rr_ExpenseExampleYear10	1,178
1 Year	rr_ExpenseExampleNoRedemptionYear01	98
3 Years	rr_ExpenseExampleNoRedemptionYear03	306
5 Years	rr_ExpenseExampleNoRedemptionYear05	531
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,178
2003	rr_AnnualReturn2003	4.11%
2004	rr_AnnualReturn2004	2.92%
2005	rr_AnnualReturn2005	1.36%
2006	rr_AnnualReturn2006	4.25%
2007	rr_AnnualReturn2007	4.59%
2008	rr_AnnualReturn2008	(2.16%)
2009	rr_AnnualReturn2009	13.39%
2010	rr_AnnualReturn2010	6.93%
2011	rr_AnnualReturn2011	3.25%
2012	rr_AnnualReturn2012	6.40%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.18%)
1 Year	rr_AverageAnnualReturnYear01	6.40%
5 Years	rr_AverageAnnualReturnYear05	5.44%
10 Years	rr_AverageAnnualReturnYear10	4.44%
Since Inception	rr_AverageAnnualReturnSinceInception
VIRTUS LOW DURATION INCOME FUND | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.98%
5 Years	rr_AverageAnnualReturnYear05	3.82%
10 Years	rr_AverageAnnualReturnYear10	2.90%
Since Inception	rr_AverageAnnualReturnSinceInception
VIRTUS LOW DURATION INCOME FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.59%
5 Years	rr_AverageAnnualReturnYear05	3.57%
10 Years	rr_AverageAnnualReturnYear10	2.81%
Since Inception	rr_AverageAnnualReturnSinceInception
VIRTUS LOW DURATION INCOME FUND | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Since Inception	rr_AverageAnnualReturnSinceInception	6.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS LOW DURATION INCOME FUND | Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.89%
5 Years	rr_AverageAnnualReturnYear05	5.18%
10 Years	rr_AverageAnnualReturnYear10	4.62%
Since Inception	rr_AverageAnnualReturnSinceInception	5.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006

[1]	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder's fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.
[2]	Restated to reflect current expenses.
[3]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

VIRTUS TAX-EXEMPT BOND FUND
Virtus Tax-Exempt Bond Fund
Investment Objective
The fund has an investment objective of providing a high level of current income that is exempt from federal income tax.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 50 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 101 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees VIRTUS TAX-EXEMPT BOND FUND	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.75%		none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	0.50%	[1]	1.00%	[2]	none
[1]	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder's fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.
[2]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VIRTUS TAX-EXEMPT BOND FUND		Class A	Class C	Class I
Management Fees		0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Shareholder Servicing Fees		none	none	0.05%
Remainder of Other Expenses		0.29%	0.29%	0.29%
Total Other Expenses	[1]	0.29%	0.29%	0.34%
Total Annual Fund Operating Expenses		0.99%	1.74%	0.79%
[1]	Restated to reflect current expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example VIRTUS TAX-EXEMPT BOND FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	373	582	807	1,455
Class C	277	548	944	2,052
Class I	81	252	439	978

Expense Example, No Redemption VIRTUS TAX-EXEMPT BOND FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	373	582	807	1,455
Class C	177	548	944	2,052
Class I	81	252	439	978

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies
The fund seeks to generate high current income exempt from federal income tax by investing in a diversified portfolio of municipal bonds with varying maturities. The management team focuses on high quality tax-exempt municipal bonds, gauging the value of a security by issue type, credit quality, and bond structure.

Under normal circumstances, as a matter of fundamental policy, the fund invests at least 80% of its assets in municipal bonds, the income from which is exempt from federal income tax. The portion of the fund's assets not invested in tax-exempt securities may be invested in taxable fixed income securities. Income from these investments may be subject to federal, state, and local taxes.
Principal Risks
The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:
  Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations.
  Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.
  Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.
  Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.
  Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
  Municipal Bond Market Risk. The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the value of the fund's shares to decrease, perhaps significantly.
  Tax-Exempt Securities Risk. The risk that tax-exempt securities may not provide a higher rate of return than taxable securities.
  Tax Liability Risk. The risk that noncompliant conduct by a municipal bond issuer, or certain adverse interpretations or actions by a government or tax authority, could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Best Quarter: Q3/2009: 10.03%	Worst Quarter: Q3/2008: -5.64%	Year-to-date (3/31/13): -0.07%

Average Annual Total Returns (for the periods ended 12/31/12)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns VIRTUS TAX-EXEMPT BOND FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	7.72%	6.51%	5.26%
Class I Return After Taxes on Distributions	4.68%	5.89%	4.86%
Class I Return After Taxes on Distributions and Sale of Fund Shares	3.05%	5.54%	4.77%
Class A	4.50%	5.66%	4.71%
Class C	6.74%	5.47%		5.19%	Jun 26, 2006
Class C Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)				6.52%	Jun 26, 2006
Class C Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)				5.78%	Jun 26, 2006
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.22%	5.95%	5.18%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	6.78%	5.91%	5.10%

The Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The Barclays Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The indexes are calculated on a total return basis. The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS INSIGHT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
VIRTUS TAX-EXEMPT BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Tax-Exempt Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of providing a high level of current income that is exempt from federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 50 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 101 of the fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder's fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund seeks to generate high current income exempt from federal income tax by investing in a diversified portfolio of municipal bonds with varying maturities. The management team focuses on high quality tax-exempt municipal bonds, gauging the value of a security by issue type, credit quality, and bond structure.

		Under normal circumstances, as a matter of fundamental policy, the fund invests at least 80% of its assets in municipal bonds, the income from which is exempt from federal income tax. The portion of the fund's assets not invested in tax-exempt securities may be invested in taxable fixed income securities. Income from these investments may be subject to federal, state, and local taxes.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:
  Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations.
  Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.
  Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.
  Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.
  Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
  Municipal Bond Market Risk. The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the value of the fund's shares to decrease, perhaps significantly.
  Tax-Exempt Securities Risk. The risk that tax-exempt securities may not provide a higher rate of return than taxable securities.
  Tax Liability Risk. The risk that noncompliant conduct by a municipal bond issuer, or certain adverse interpretations or actions by a government or tax authority, could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

		The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class I Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: Q3/2009: 10.03%	Worst Quarter: Q3/2008: -5.64%	Year-to-date (3/31/13): -0.07%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/12)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The Barclays Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The indexes are calculated on a total return basis. The indexes are unmanaged and not available for direct investment.

		After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
VIRTUS TAX-EXEMPT BOND FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.29%
Total Other Expenses	rr_OtherExpensesOverAssets	0.34%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
1 Year	rr_ExpenseExampleYear01	81
3 Years	rr_ExpenseExampleYear03	252
5 Years	rr_ExpenseExampleYear05	439
10 Years	rr_ExpenseExampleYear10	978
1 Year	rr_ExpenseExampleNoRedemptionYear01	81
3 Years	rr_ExpenseExampleNoRedemptionYear03	252
5 Years	rr_ExpenseExampleNoRedemptionYear05	439
10 Years	rr_ExpenseExampleNoRedemptionYear10	978
2003	rr_AnnualReturn2003	5.81%
2004	rr_AnnualReturn2004	3.46%
2005	rr_AnnualReturn2005	2.76%
2006	rr_AnnualReturn2006	4.67%
2007	rr_AnnualReturn2007	3.45%
2008	rr_AnnualReturn2008	(5.62%)
2009	rr_AnnualReturn2009	18.26%
2010	rr_AnnualReturn2010	2.39%
2011	rr_AnnualReturn2011	11.36%
2012	rr_AnnualReturn2012	7.72%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.07%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.64%)
1 Year	rr_AverageAnnualReturnYear01	7.72%
5 Years	rr_AverageAnnualReturnYear05	6.51%
10 Years	rr_AverageAnnualReturnYear10	5.26%
Since Inception	rr_AverageAnnualReturnSinceInception
VIRTUS TAX-EXEMPT BOND FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	0.50%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.29%
Total Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	373
3 Years	rr_ExpenseExampleYear03	582
5 Years	rr_ExpenseExampleYear05	807
10 Years	rr_ExpenseExampleYear10	1,455
1 Year	rr_ExpenseExampleNoRedemptionYear01	373
3 Years	rr_ExpenseExampleNoRedemptionYear03	582
5 Years	rr_ExpenseExampleNoRedemptionYear05	807
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,455
1 Year	rr_AverageAnnualReturnYear01	4.50%
5 Years	rr_AverageAnnualReturnYear05	5.66%
10 Years	rr_AverageAnnualReturnYear10	4.71%
Since Inception	rr_AverageAnnualReturnSinceInception
VIRTUS TAX-EXEMPT BOND FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.29%
Total Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
1 Year	rr_ExpenseExampleYear01	277
3 Years	rr_ExpenseExampleYear03	548
5 Years	rr_ExpenseExampleYear05	944
10 Years	rr_ExpenseExampleYear10	2,052
1 Year	rr_ExpenseExampleNoRedemptionYear01	177
3 Years	rr_ExpenseExampleNoRedemptionYear03	548
5 Years	rr_ExpenseExampleNoRedemptionYear05	944
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,052
1 Year	rr_AverageAnnualReturnYear01	6.74%
5 Years	rr_AverageAnnualReturnYear05	5.47%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS TAX-EXEMPT BOND FUND | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.68%
5 Years	rr_AverageAnnualReturnYear05	5.89%
10 Years	rr_AverageAnnualReturnYear10	4.86%
Since Inception	rr_AverageAnnualReturnSinceInception
VIRTUS TAX-EXEMPT BOND FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.05%
5 Years	rr_AverageAnnualReturnYear05	5.54%
10 Years	rr_AverageAnnualReturnYear10	4.77%
Since Inception	rr_AverageAnnualReturnSinceInception
VIRTUS TAX-EXEMPT BOND FUND | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
VIRTUS TAX-EXEMPT BOND FUND | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS TAX-EXEMPT BOND FUND | Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.78%
5 Years	rr_AverageAnnualReturnYear05	5.91%
10 Years	rr_AverageAnnualReturnYear10	5.10%
VIRTUS TAX-EXEMPT BOND FUND | Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006

[1]	Restated to reflect current expenses.
[2]	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder's fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.
[3]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS INSIGHT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2013